Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Entity Registrant Name	SHERWIN WILLIAMS CO
Amendment Flag	false
Entity Central Index Key	0000089800
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation State Country Code	OH
Entity File Number	1-04851
Entity Tax Identification Number	34-0526850
Entity Address, Address Line One	1 Sherwin Way
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44113
City Area Code	(216)
Local Phone Number	566-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.33-1/3 per share
Trading Symbol	SHW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false